CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net Loss	$ (13,877,363)	$ (47,366,729)	$ (36,846,061)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	202,020	(682,083)	(273,933)
Comprehensive Loss attributable to CooTek (Cayman) Inc.	(13,675,343)	(48,048,812)	(37,119,994)
Deemed dividend in relation to convertible note (see Note 10)	(1,368,866)
Total comprehensive loss attributable to ordinary shares of CooTek (Cayman) Inc.	$ (15,044,209)	$ (48,048,812)	$ (37,119,994)